Notes payable - Bloom notes (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 29, 2023 USD ($) installment equity_instrument $ / shares	Mar. 21, 2023 USD ($)	Dec. 31, 2023 USD ($) note	Dec. 31, 2022 USD ($)	Jan. 18, 2022 USD ($)
Notes payable
Notes payable, gross			$ 607,456
Gain (loss) on extinguishment of debt			$ 2,065	$ 205
Bloom Notes
Notes payable
Number of notes | note			3
Principal amount					$ 160,000
Gain (loss) on extinguishment of debt	$ (1,400)	$ 3,300
Interest expense			$ 14,100	13,700
Bloom Notes | Eagle Valley Holdings, LLC Litigation Case | Bloom Dispensaries
Notes payable
Decrease in future principal payments		10,000
Bloom Notes – 2023
Notes payable
Principal amount					$ 50,000
Interest rate					6.00%
Decrease in future principal payments		6,000
Notes payable, gross		44,000	0	50,000
Bloom Notes – 2024
Notes payable
Principal amount					$ 50,000
Interest rate					6.00%
Decrease in future principal payments		4,000
Notes payable, gross	$ 47,500	$ 46,000	$ 47,500	50,000
Effective interest rate			10.00%
Bloom Notes - 2024, Installment Amount
Notes payable
Interest rate	10.00%
Notes payable, gross	$ 31,000
Number of monthly installments | installment	10
Bloom Notes - 2024, Conversion Amount
Notes payable
Notes payable, gross	$ 16,500
Debt conversion shares (in shares) | equity_instrument	4,282,599
Bloom Notes - 2024, Conversion Amount | Convertible Debt
Notes payable
Debt conversion price (in dollars per share) | $ / shares	$ 3.8528
Bloom Notes – 2025
Notes payable
Principal amount					$ 60,000
Interest rate					4.00%
Notes payable, gross			$ 60,000	$ 60,000
Effective interest rate			10.35%